CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Ordinary Shares	Additional Paid-in capital	Accumulated Deficit	Total
Balance at the beginning at Jul. 29, 2019	$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Jul. 29, 2019	0
Change in value of ordinary shares subject to possible redemption	$ (1,322)	(132,216,368)	0	(132,217,690)
Change in value of ordinary shares subject to possible redemption (in shares)	(13,221,769)
Ordinary shares subject to redemption	$ 345	24,655	0	25,000
Ordinary shares subject to redemption (in shares)	3,450,000
Sale of 13,800,000 Units, net of underwriting discount and offering expenses	$ 1,380	134,811,315	0	134,812,695
Sale of 13,800,000 Units, net of underwriting discount and offering expenses (in shares)	13,800,000
Issuance of Representative Shares	$ 15	1,122	0	1,137
Issuance of Representative Shares (in shares)	150,000
Contribution in excess of fair value of private warrants	$ 0	2,757,778	0	2,757,778
Net income	0	0	(378,919)	(378,919)
Balance at the end at Dec. 31, 2019	$ 418	5,378,502	(378,919)	$ 5,000,001
Balance at the end (in shares) at Dec. 31, 2019	4,178,231			4,178,231
Ordinary shares subject to redemption	$ (13)	(1,291,877)	0	$ (1,291,890)
Ordinary shares subject to redemption (in shares)	(129,189)
Net income	$ 0	0	1,291,894	1,291,894
Balance at the end at Mar. 31, 2020	$ 405	4,086,625	912,975	5,000,005
Balance at the end (in shares) at Mar. 31, 2020	4,049,042
Balance at the beginning at Dec. 31, 2019	$ 418	5,378,502	(378,919)	$ 5,000,001
Balance at the beginning (in shares) at Dec. 31, 2019	4,178,231			4,178,231
Net income				$ (9,894)
Balance at the end at Jun. 30, 2020				5,000,007
Balance at the beginning at Dec. 31, 2019	$ 418	5,378,502	(378,919)	$ 5,000,001
Balance at the beginning (in shares) at Dec. 31, 2019	4,178,231			4,178,231
Net income				$ (234,600)
Balance at the end at Sep. 30, 2020				5,000,001
Balance at the beginning at Dec. 31, 2019	$ 418	5,378,502	(378,919)	$ 5,000,001
Balance at the beginning (in shares) at Dec. 31, 2019	4,178,231			4,178,231
Change in value of ordinary shares subject to possible redemption (in shares)	153,120
Ordinary shares subject to redemption	$ 15	1,531,185	0	$ 1,531,200
Net income	0	0	(1,531,192)	(1,531,192)
Balance at the end at Dec. 31, 2020	$ 433	6,909,687	(1,910,111)	$ 5,000,009
Balance at the end (in shares) at Dec. 31, 2020	4,331,351			4,331,351
Balance at the beginning at Mar. 31, 2020	$ 405	4,086,625	912,975	$ 5,000,005
Balance at the beginning (in shares) at Mar. 31, 2020	4,049,042
Net income				(1,301,788)
Balance at the end at Jun. 30, 2020				5,000,007
Net income				(224,706)
Balance at the end at Sep. 30, 2020				5,000,001
Balance at the beginning at Dec. 31, 2020	$ 433	6,909,687	(1,910,111)	$ 5,000,009
Balance at the beginning (in shares) at Dec. 31, 2020	4,331,351			4,331,351
Change in value of ordinary shares subject to possible redemption	$ (11)	(1,028,309)	0	$ (1,028,320)
Change in value of ordinary shares subject to possible redemption (in shares)	(102,832)
Net income	$ 0	0	1,028,313	1,028,313
Balance at the end at Mar. 31, 2021	$ 422	$ 5,881,378	$ (881,798)	$ 5,000,002
Balance at the end (in shares) at Mar. 31, 2021	4,228,519			4,228,519